STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income/loss	$ (12,870,990)	$ 6,442,454	$ (15,265,396)	$ (7,209,680)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income earned on marketable securities held in Trust Account	(47,155)	(1,207,866)	(1,793,627)	(714,993)
Change in fair value of warrant liabilities	10,721,500	(5,393,500)	13,924,875	6,999,875
Transaction costs				560,698
Unrealized (gain) loss on marketable securities held in Trust Account	(4,987)	(378,250)	(3,447)	6,479
Deferred income tax provision (benefit)		80,793	1,361	(1,361)
Changes in operating assets and liabilities:
Prepaid expenses	26,257	(30,985)	112,048	(202,472)
Prepaid income taxes			(255,364)
Accounts payable and accrued expenses	1,907,017	(52,712)	1,976,231	180,244
Income taxes payable		198,043	(94,636)	94,636
Net cash used in operating activities	(268,358)	(342,023)	(1,397,955)	(286,574)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(316,250,000)
Cash withdrawn from Trust Account to pay franchise and income taxes			713,860
Interest withdrawn for tax payments	40,050	115,392
Net cash provided by (used in) investing activities	40,050	115,392	713,860	(316,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				309,925,000
Proceeds from sale of Private Placement Warrants				8,325,000
Proceeds from promissory notes – related party				124,992
Repayment of promissory notes – related party				(224,992)
Payment of offering costs				(571,876)
Net cash provided by financing activities				317,578,124
Net Change in Cash	(228,308)	(226,631)	(684,095)	1,041,550
Cash – Beginning	399,516	1,083,611	1,083,611	42,061
Cash – Ending	171,208	856,980	399,516	1,083,611
Supplemental cash flow information:
Cash paid for income taxes			350,000
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to redemption				286,727,625
Change in value of Class A common stock subject to possible redemption	53,430,749	$ 6,442,449	(15,265,401)	(6,633,789)
Initial classification of warrant liabilities				(14,807,125)
Deferred underwriting fee payable	$ 11,068,750		$ 11,068,750	$ 11,068,750